FORWARD FUNDS

Supplement dated June 1, 2016

to the

Salient International Real Estate Fund, Salient Select Opportunity Fund, and Salient Tactical Muni Strategy Fund Class A, Class C, and Advisor Class Prospectus dated May 1, 2016.

Salient Select Income Fund and Salient Tactical Real Estate Fund Class A, Class B, Class C, and Advisor Class Prospectus dated May 1, 2016.

Salient Real Estate Fund Class A and Class C Prospectus dated May 1, 2016.

Salient International Real Estate Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Muni Strategy Fund, and Salient Tactical Real Estate Fund Investor Class and Institutional Class Prospectus dated May 1, 2016.

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAME,

PRINCIPAL INVESTMENT STRATEGIES, INVESTMENT ADVISOR/PORTFOLIO

MANAGER, AND SUB-ADVISORS/PORTFOLIO MANAGERS

The following information applies to the Salient Tactical Muni Strategy Fund only:

Change to the Fund Name

Effective June 1, 2016, the name of the Salient Tactical Muni Strategy Fund (the “Fund”) is changed to correspond with the following table:

Current Fund Name	Fund Name Effective June 1, 2016
Salient Tactical Muni Strategy Fund	Salient Tactical Muni & Credit Fund

All references to the Fund by its name in the Prospectus are hereby replaced with “Salient Tactical Muni & Credit Fund.”

Changes to the Principal Investment Strategies

Effective June 1, 2016, the first paragraph of the Fund’s principal investment strategies is revised to read as follows:

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including bonds commonly referred to as “junk bonds” and securities that are moral obligations of issuers or subject to appropriations. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in tax-exempt municipal bonds, other types of tax-exempt or taxable fixed income securities, and derivatives that provide similar exposures. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

Changes to the Investment Advisor/Portfolio Manager

Effective June 1, 2016, the Fund’s Investment Advisor/Portfolio Manager section is revised to read as follows:

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The Fund is managed by David Hammer, Executive Vice President and municipal bond portfolio manager for PIMCO. Mr. Hammer has managed the Fund since September 2015.

Effective June 1, 2016, Mr. Joseph Deane retired and Mr. David Hammer became the sole manager of the Fund. Effective June 1, 2016, all references to Mr. Deane as a Portfolio Manager of the Fund are deleted.

Changes to the Sub-Advisors/Portfolio Managers

Effective June 1, 2016, the Fund’s Sub-Advisors/Portfolio Managers sub-section is revised to read as follows:

•	Salient Tactical Muni & Credit Fund

Salient Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Salient Tactical Muni & Credit Fund. PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660). PIMCO has managed the Salient Tactical Muni & Credit Fund since November 13, 2013. PIMCO manages $1.43 trillion in assets, including $1.07 trillion in third party assets as of December 31, 2015.

The portfolio manager of the Salient Tactical Muni & Credit Fund is David Hammer. Mr. Hammer is an executive vice president in the New York office and co-head of municipal bond portfolio management. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager; and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley. He has 13 years of investment experience and holds an undergraduate degree from Syracuse University.

The following information applies to the Salient International Real Estate Fund (the “Fund”) only:

Changes to the Investment Advisor/Portfolio Manager

Effective June 1, 2016, the Fund’s Investment Advisor/Portfolio Manager section is revised to read as follows:

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since April 2006 and has acted as sole Portfolio Manager since May 2016.

The following information applies to the Salient Real Estate Fund (the “Fund”) only:

Changes to the Investment Advisor/Portfolio Manager

Effective June 1, 2016, the Fund’s Investment Advisor/Portfolio Manager section is revised to read as follows:

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since March 2010 and has acted as sole Portfolio Manager since May 2016.

The following information applies to the Salient Select Income Fund (the “Fund”) only:

Changes to the Investment Advisor/Portfolio Manager

Effective June 1, 2016, the Fund’s Investment Advisor/Portfolio Manager section is revised to read as follows:

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since its inception in March 2001 and has acted as sole Portfolio Manager since May 2016.

The following information applies to the Salient Select Opportunity Fund (the “Fund”) only:

Changes to the Investment Advisor/Portfolio Manager

Effective June 1, 2016, the Fund’s Investment Advisor/Portfolio Manager section is revised to read as follows:

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been the Portfolio Manager of the Fund since its inception in July 2013 and has acted as sole Portfolio Manager since May 2016.

The following information applies to the Salient Tactical Real Estate Fund (the “Fund”) only:

Changes to the Investment Advisor/Portfolio Manager

Effective June 1, 2016, the Fund’s Investment Advisor/Portfolio Manager section is revised to read as follows:

Salient Management serves as investment advisor to the Fund. The Fund is managed by Joel S. Beam, Managing Director and Senior Portfolio Manager. Mr. Beam leads the real estate team, a group of professionals whose broad experience investing in the real estate sector and relationships with industry executives are critical elements in operating the Fund. As team leader and Portfolio Manager, Mr. Beam has ultimate responsibility for all Fund investment decisions. Mr. Beam has been a Portfolio Manager of the Fund since September 1999 and has acted as sole Portfolio Manager since May 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUPP TMS NM CHG 06012016

FORWARD FUNDS

Supplement dated June 1, 2016

to the Statement of Additional Information (“SAI”) dated May 1, 2016.

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAME AND PORTFOLIO MANAGERS

Changes to the Fund Name

Effective June 1, 2016, the name of the Salient Tactical Muni Strategy Fund (the “Fund”) is changed to correspond with the following table:

Current Fund Name	Fund Name Effective June 1, 2016
Salient Tactical Muni Strategy Fund	Salient Tactical Muni & Credit Fund

All references to the Fund by its name in the Statement of Additional Information are hereby replaced with “Salient Tactical Muni & Credit Fund.”

Changes to the Fund Investment Policy

Effective June 1, 2016, the third paragraph of page 60 of the SAI is replaced in its entirety with the following paragraph:

The following Funds have names which suggest a focus on a particular type of investment: the Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund, Salient EM Infrastructure Fund, Salient High Yield Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy covered by Rule 35d-1.

Changes to the Portfolio Managers

Effective June 1, 2016, the second paragraph of the Fund’s Portfolio Managers sub-section is revised to read as follows:

The Salient Tactical Muni & Credit Fund is managed by David Hammer, Executive Vice President and municipal bond portfolio manager for PIMCO. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Hammer managed as of December 31, 2015:

Effective June 1, 2016, Mr. Joseph Deane retired and Mr. David Hammer became the sole manager of the Fund. Effective June 1, 2016, all references to Mr. Deane as a Portfolio Manager of the Fund are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUPP TMS NM CHG SAI 06012016